Operating assets and liabilities - Inventories - Inventories (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Inventory, Current [Line Items]
Total current inventories	kr 17,641	kr 17,641	kr 18,536	kr 17,641
Indirect production costs included in work in progress and finished goods			kr 9,703	kr 9,216
Share of total inventories (net)			52.00%	52.00%
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	17,641
Write-downs during the year	1,628	414
Utilisation of write-downs	(528)	(68)
Reversal of write-downs	(373)	(879)
Inventories at the end of the year	18,536	17,641
Gross amount
Inventory, Current [Line Items]
Raw materials			kr 3,326	kr 2,842
Work in progress			12,252	11,375
Finished goods			5,111	4,850
Total current inventories	19,067	19,067	20,689	19,067
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	19,067
Inventories at the end of the year	20,689	19,067
Inventory write-downs
Inventory, Current [Line Items]
Total current inventories	(1,426)	(1,959)	kr (2,153)	kr (1,426)
Movements In Inventory Write-Downs [Roll Forward]
Inventories at the beginning of the year	(1,426)	(1,959)
Inventories at the end of the year	kr (2,153)	kr (1,426)